Long-term Borrowings in relation to the Headquarters Project - Schedule of Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term borrowings	$ 46,469	$ 11,027